Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	Prasad Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001068916
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul. 31, 2012
Prasad Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to obtain capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay indirectly each year as a percentage of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1135.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your expenses would be as follows:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective principally by investing at least 65% of its total assets in equity securities.  The Fund emphasizes investments in equity securities of growth companies without limitation as to market capitalization.  Equity securities include common stocks and preferred stocks, as well as securities convertible into or exchangeable for common stocks or preferred stocks.

The Fund may invest up to 100% of its assets in equity securities indirectly through investments in shares of Exchange Traded Funds (ETFs), and up to 10% of its assets indirectly through investments in Closed End Funds.  The Fund may invest in both traditional and non-traditional ETFs.   Non-traditional ETFs present more risk.  The Fund’s investments in shares of ETFs may result in substantial investments in issuers of foreign and emerging market securities.

The Fund’s portfolio turnover strategy permits it to purchase and sell securities frequently.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price of the Fund’s shares can go up and down substantially.  The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or as a result of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives.  There is no assurance that the Fund will achieve its investment objective.  When you redeem your shares, they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Fund.

General Risks.  Investing for capital appreciation ordinarily exposes capital to added risk. Shares of the Fund are intended for you only if you are able and willing to take such risk.  There can be no assurance that the Fund’s investment objective will be attained.  The Fund’s share price may decline and you could lose money.

Stock Market Risks.  The value of the Fund’s portfolio may be affected by changes in the stock markets.   Stock markets are subject to significant fluctuations in value as a result of political, economic and market developments.   Geographically diverse stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  If a stock market declines in value, the Fund’s share price is likely to decline in value.

Main Risks of Growth Investing. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies.   “Growth” stocks generally are more expensive relative to their earnings or assets than other types of stocks.    If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply.  Consequently, “growth” stocks are more volatile than other types of stocks.  In particular, growth stocks are very sensitive to changes in their earnings.  Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund’s share price Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so.  During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price.. Growth stocks may also be more volatile than other securities because of investor speculation. There is no assurance that the Fund’s “growth” style of investing will achieve its desired result.  In fact, the Fund may decline in value as a result of emphasizing this style of investing.

Main Risks of Small- and Mid-Cap Stocks. The Fund may invest in equity securities of companies without regard to market capitalization. Small- and mid-sized companies may be either established or newer companies, including companies that have been in operation for less than three years.  While smaller companies might offer greater opportunities for gain, they also involve greater risk of loss. These companies may be more sensitive to changes in earnings expectations and may experience more abrupt and erratic price movements.  Securities of small- and mid-size companies may not have established markets for their products or services and may have fewer customers and product lines.  They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions.  Since small- and mid-size companies typically reinvest a high proportion of their earnings in their businesses, they may not pay dividends for some time, particularly if they are newer companies.  Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies.  They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business.  It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

Non-Diversification.  The Fund is a “non-diversified” fund.  The Fund is considered “non-diversified” because, compared to other funds, a higher percentage of the Fund’s assets may be invested in the shares of a limited number of companies.  The Fund’s portfolio securities, therefore, may be more susceptible to a decline in value as a result of any single economic, political, or regulatory occurrence than the portfolio securities of a “diversified” fund.

Portfolio Turnover.  The Fund’s portfolio turnover strategy permits it to purchase and sell securities at frequent intervals.  A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.  The Fund’s portfolio turnover rate has been high in each of its last three fiscal years.

Risks of Closed-End Funds . The price of a closed-end fund can fluctuate within a wide range, and the Fund could lose money investing in a closed-end fund or ETF if the prices of the securities owned by the closed-end fund go down. In addition, (1) the market price of the shares of the closed-end fund or ETF may trade at a discount to their net asset value; (2) an active trading market for the shares of the closed-end fund may not develop or be maintained; or (3) trading of the shares of the closed-end fund may be halted if the listing exchange’s officials deems such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks of Traditional ETFs.  Traditional ETFs attempt to replicate the performance of an index. Although they vary in the risks that they present, certain risks are common to traditional ETFs.  These risks include market risk, asset class risk, concentration risk and management risk.  Market risk is the risk that fluctuations in the price of a particular ETF could result in loss of value.  Asset-class risk is the risk that the types of securities in which a particular ETF invests will underperform other investments.  Concentration risk is the risk that the securities held by an ETF with a more concentrated investment focus will be more susceptible to singular events that  do not affect other sectors of the market. Management risk is the risk that a particular ETF will not fully replicate the underlying index, which can result in returns that are less than the returns of the underlying index.

Risks of Non-Traditional ETFs.  Non-traditional ETFs may include “leveraged” ETFs and “inverse” ETFs.  Unlike traditional ETFs, which attempt to replicate the performance of an index, leveraged and inverse ETFs seek investment returns on some basis other than a one-to-one long only relationship to an underlying index.  Non-traditional ETFs use derivatives, such as swaps and futures, to achieve leveraged or inverse returns.  Because non-traditional ETFs seek relational returns, they are structured to “reset” in relation to their underlying indexes as specified reset periods.  This reset feature can cause non-traditional ETFs to have unexpected results over time.  Because the Fund’s investments in ETFs may cause volatility in the Fund’s share price, the management risk associated with this investment strategy is considerable.

Risks of Foreign Securities. The closed-end funds or ETFs in which the Fund invests may have substantial investments in foreign securities, which can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the closed-end funds or ETFs to decline, the Fund’s share price will decline. Leveraged ETFs and Inverse ETF may add more risk if the market moves in the opposite direction.

Risks of Emerging Market Securities.  The closed-end funds or ETFs in which the Fund invests may have substantial investments in emerging market securities, which can involve additional risks relating to political, economic or regulatory conditions in those countries.  The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries.  These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems.  Securities of issuers in these countries may be more difficult to sell at an acceptable price and may be more  volatile than securities issued in countries with more mature markets.  Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a country’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country.  Investments in emerging market countries may be considered speculative.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Who Is the Fund Designed For?

The Fund is designed primarily for investors seeking capital growth over the long term.  Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of issuers in developing and emerging markets.  The Fund is not designed for investors needing current income.  The Fund is not a complete investment program.  You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	These risks mean that you can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  More recent performance is available by calling the toll-free number on the back of this prospectus and on the Fund’s website at http://www.prasadseriestrust.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-772-7231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prasadseriestrust.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2002	rr_AnnualReturn2002	(14.42%)
Annual Return 2003	rr_AnnualReturn2003	46.20%
Annual Return 2004	rr_AnnualReturn2004	7.43%
Annual Return 2005	rr_AnnualReturn2005	(5.36%)
Annual Return 2006	rr_AnnualReturn2006	(5.12%)
Annual Return 2007	rr_AnnualReturn2007	13.49%
Annual Return 2008	rr_AnnualReturn2008	(7.42%)
Annual Return 2009	rr_AnnualReturn2009	(12.29%)
Annual Return 2010	rr_AnnualReturn2010	(41.42%)
Annual Return 2011	rr_AnnualReturn2011	(17.86%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total return of the Fund for the quarter ended June 30, 2012 was 6.09%.

During the period shown the highest return for a quarter was 35.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.78% (quarter ended September 30, 2010).

The following table shows the average annual total returns for the Fund’s shares.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Your actual after-tax returns, depending on your individual tax situation, may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The performance of the Fund’s shares is compared to that of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Performance of the index includes reinvestment of income, but does not reflect fees, expenses or taxes.  The Fund’s investments vary from those in the index.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Prasad Growth Fund | - Comparison Index - S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Prasad Growth Fund | Prasad Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee for Shares Redeemed by Wire Transfer	rr_ShareholderFeeOther	20
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
1 Year	rr_AverageAnnualReturnYear01	(17.86%)
5 Years	rr_AverageAnnualReturnYear05	(15.00%)
10 Years	rr_AverageAnnualReturnYear10	(6.06%)
Prasad Growth Fund | Prasad Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.86%)
5 Years	rr_AverageAnnualReturnYear05	(15.01%)
10 Years	rr_AverageAnnualReturnYear10	(6.06%)
Prasad Growth Fund | Prasad Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.61%)
5 Years	rr_AverageAnnualReturnYear05	(12.02%)
10 Years	rr_AverageAnnualReturnYear10	(4.90%)
[1]	Total Fund Operating Expenses in the table above do not correlate with the Ratio of Expenses to Net Assets for the fiscal year ended March 31, 2012 as shown in the Financial Highlights section of this prospectus. Total Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses which are fees and expenses that the Fund incurs indirectly through its investments in the underlying funds in which it invests. The Ratio of Expenses to Net Assets for the for the fiscal year ended March 31, 2012 as shown in the Financial Highlights section of this prospectus does not take Acquired Fund Fees and Expenses into account.